Property and Equipment, net - Summary of Property and Equipment, net (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Property and equipment, net	$ 161,330	$ 190,282	$ 29,094
Predecessor Period [Member]
Property Plant And Equipment [Line Items]
Total property and equipment			190,250
Less: accumulated depreciation and amortization			(161,156)
Property and equipment, net			29,094
Successor Period [Member]
Property Plant And Equipment [Line Items]
Total property and equipment	274,916	252,054
Less: accumulated depreciation and amortization	(113,586)	(61,772)
Property and equipment, net	161,330	190,282
Furniture and equipment [Member] | Predecessor Period [Member]
Property Plant And Equipment [Line Items]
Total property and equipment			46,639
Furniture and equipment [Member] | Successor Period [Member]
Property Plant And Equipment [Line Items]
Total property and equipment	18,687	15,214
Capitalized software for internal use, acquired by business combination [Member] | Predecessor Period [Member]
Property Plant And Equipment [Line Items]
Total property and equipment			81,800
Capitalized software for internal use, acquired by business combination [Member] | Successor Period [Member]
Property Plant And Equipment [Line Items]
Total property and equipment	221,405	220,000
Capitalized software for internal use, developed internally or otherwise purchased [Member] | Predecessor Period [Member]
Property Plant And Equipment [Line Items]
Total property and equipment			56,607
Capitalized software for internal use, developed internally or otherwise purchased [Member] | Successor Period [Member]
Property Plant And Equipment [Line Items]
Total property and equipment	31,824	14,438
Leasehold improvements [Member] | Predecessor Period [Member]
Property Plant And Equipment [Line Items]
Total property and equipment			$ 5,204
Leasehold improvements [Member] | Successor Period [Member]
Property Plant And Equipment [Line Items]
Total property and equipment	$ 3,000	$ 2,402